Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share - Diluted	$ (0.23)	$ (0.37)	$ (0.96)	$ (1.43)
Weighted average number of common shares outstanding – Diluted	13,157,111	10,359,385	11,577,808	9,431,718